FIRST TRUST EXCHANGE-TRADED FUND

                        FIRST TRUST CAPITAL STRENGTH ETF
             FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND
                   FIRST TRUST DOW JONES INTERNET INDEX FUND
                FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND
                       FIRST TRUST ISE CHINDIA INDEX FUND
                 FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND
                        FIRST TRUST ISE WATER INDEX FUND
              FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND
                FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND
             FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND
              FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND
              FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND
          FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND
                 FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND
                        FIRST TRUST S&P REIT INDEX FUND
                         FIRST TRUST US IPO INDEX FUND
               FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
                 FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
             FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND


                         SUPPLEMENT DATED JUNE 11, 2014
                      TO THE PROSPECTUS DATED MAY 1, 2014


      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded Fund, the last sentence of the second paragraph of the section entitled "How to Buy and Sell Shares" in the prospectus is removed in its entirety.


  PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S PROSPECTUS FOR FUTURE REFERENCE